Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Current income taxes
Federal	$ 1,242	$ 748
Provincial	795	481
Foreign	671	634
Current income tax expense benefit	2,708	1,863
Deferred income taxes
Federal	(116)	(35)
Provincial	(82)	(23)
Foreign	80	(90)
Deferred income tax expense benefit	(118)	(148)
Total comprehensive income	$ 2,590	$ 1,715